Related Party Transactions - Private Placement Warrants (Details) - Diamond eagle acquisition - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	May 14, 2019	May 10, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Number of shares underlying the warrants (in shares)	6,333,334				6,333,334	6,333,334
Exercise price of warrants	$ 1.50			$ 1.50	$ 1.50	$ 1.50
Proceeds from issuance of warrants					$ 9,500,000
Price per share	$ 10.00		$ 12.00		$ 10.00	$ 10.00
Amount deposited in trust account		$ 400,000,000			$ 400,000,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			1 year	30 days	30 days
Private Placement
Related Party Transaction [Line Items]
Number of shares underlying the warrants (in shares)	6,333,334	6,333,334		6,333,334	6,333,334	6,333,334
Exercise price of warrants	$ 1.50			$ 1.50	$ 1.50	$ 1.50
Proceeds from issuance of warrants			$ 9,500,000	$ 9,500,000		$ 9,500,000
Amount deposited in trust account				$ 400,000,000		$ 400,000,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				30 days		30 days
Private Placement | Class A ordinary shares
Related Party Transaction [Line Items]
Number of shares issuable per warrant	1			1	1	1
Price per share	$ 11.50			$ 11.50	$ 11.50	$ 11.50
Private Placement | Scott Delman
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder	66,666
Private Placement | Joshua Kazam and Fredric Rosen
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder	133,333